Performance B.4.1. Share-based compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2020 year $ / shares
Performance share plan 2020 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	0.61%
Dividend yield %	1.47%
Share price volatility %	24.54%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 55.66
Performance share plan 2019 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.24%)
Dividend yield %	3.01%
Share price volatility %	26.58%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 49.79
Performance share plan 2018 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.39%)
Dividend yield %	3.21%
Share price volatility %	30.27%
Award term (years) | year	2.93
Share fair value | $ / shares	$ 57.70
Performance share plan 2017 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.40%)
Dividend yield %	3.80%
Share price volatility %	22.50%
Award term (years) | year	2.92
Share fair value | $ / shares	$ 27.06
Performance share plan 2017 (Absolute TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.40%)
Dividend yield %	3.80%
Share price volatility %	22.50%
Award term (years) | year	2.92
Share fair value | $ / shares	$ 29.16
Performance share plan 2016 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.65%)
Dividend yield %	3.49%
Share price volatility %	30.00%
Award term (years) | year	2.61
Share fair value | $ / shares	$ 43.35
Performance share plan 2016 (Absolute TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	(0.65%)
Dividend yield %	3.49%
Share price volatility %	30.00%
Award term (years) | year	2.61
Share fair value | $ / shares	$ 45.94